Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of detailed information about provisions
(a)	This caption is made up as follows:

	As of				As of			Reclassifications		As of
	January 1,		Accretion		December		Accretion	and		December 31,
	2021	Changes	expense	Disbursements	31, 2021	Changes	expense	others	Disbursements	2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and exploration projects (b)	277,689	1,779	5,623	(13,104)	271,987	(8,872)	5,129	992	(14,989)	254,247
Environmental liabilities	5,038	16,557	363	(2,002)	19,956	(228)	59	(992)	(2,534)	16,261
Environmental contingencies	2,874	3,425	—	(1,135)	5,164	3,459	—	246	(453)	8,416
Safety contingencies	4,536	1,323	—	(227)	5,632	870	—	258	(44)	6,716
Labor contingencies	4,080	381	—	(40)	4,421	489	—	233	(12)	5,131
Tax contingencies	3,110	299	—	—	3,409	1,596	—	—	—	5,005
Obligations with communities	3,605	(1,010)	—	—	2,595	(637)	—	147	—	2,105
Other provisions	480	(317)	—	—	163	377	—	97	—	637

	301,412	22,437	5,986	(16,508)	313,327	(2,946)	5,188	981	(18,032)	298,518

Classification by maturity:
Current portion	51,816				81,039					94,171
Non-current portion	249,596				232,288					204,347

	301,412				313,327					298,518

Closure of mining units and exploration projects [Member]
Provisions
Schedule of detailed information about provisions
(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2022	2021
	US$(000)	US$(000)

Beginning balance	271,987	277,689

Additions (reversals) in estimates and reclassifications:
Continuing mining units, note 11(a)	(21,869)	(3,272)
Continuing mining units, note 28(a)	(302)	—
Discontinued mining units, note 1(e)	660	3,021
Exploration projects, note 28(a)	13,631	2,030
	(7,880)	1,779
Accretion expense:
Continuing mining units, note 29(a)	4,932	5,522
Exploration projects, note 29(a)	138	76
Discontinued mining units, note 1(e)	59	25

Disbursements	(14,989)	(13,104)

Ending balance	254,247	271,987

Classification by maturity:
Current portion	60,644	54,013
Non-current portion	193,603	217,974

	254,247	271,987

Sociedad Minera Cerro Verde S.A.A.
Provisions
Schedule of detailed information about provisions

	December 31,	December 31,
	2022	2021
	US$(000)	US$(000)

Current:
Provision for social commitments (a)	3,096	9,399
Provision for legal contingencies (b)	465	350
Provision for remediation and mine closure (c)	423	2,968
Total current	3,984	12,717

Non–current:
Provision for remediation and mine closure (c)	209,237	219,942
Provision for social commitments (a)	7,303	1,226
Provision for legal contingencies (b)	2,211	2,004
Provision for uncertainty over income tax treatments (d)	615	7,878
Other long-term liabilities	—	401

Total non-current	219,366	231,451

(a)   The provision for social commitments is associated with repaving Alata-Congata Road (US$6.1 million as of December 31, 2022 and US$6.3 million as of December 31, 2021) and an irrigation project in La Joya (US$4.3 million as of December 30, 2022 and 2021).

(b)   The provision for legal contingencies is associated with OSINERGMIN (Organismo Supervisor de la Inversión en Energía y Minería) and SUNAFIL (Superintendencia Nacional de Fiscalización Laboral) fines, which have been appealed by the Company.

(c)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closure plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site and presented it to the Ministry of Energy and Mines.

The closure plans for its mine site were approved by Resolution No 302-2009 MEM-AAM and its modifications were approved by Resolution No 207-2012 MEM-AAM, Resolution No 186-2014 MEM-DGAAM and its last modification, Resolution No 032-2018 MEM-DGAAM. As of December 31, 2022, pursuant to legal requirements, the Company has issued a letter of credit to the Ministry of Energy and Mines totaling US$86.5 million to secure mine closure plans.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

Under the closure regulations, the Company must submit a closure plan that includes the reclamation methods, closure cost estimates, methods of control and verification, closure and post-closure plans, and financial assurance. In compliance with the requirement for five-year updates, the Company submited the last updated closure plan and cost estimate to the Ministry of Energy and Mines in February 2023.

Schedule of detailed information about provision for closure of mining units and exploration projects

The table below presents the changes in the provision for remediation and mine closure:

	2022	2021
	US$(000)	US$(000)

Beginning balance	222,910	237,543
Accretion expense	4,566	3,715
Changes in estimates (see Note 7)	(17,812)	(18,271)
Progressive mine closure payments in hydrometallurgy process	—	(87)
Exchange rate effect	(4)	10
Final balance	209,660	222,910